THE ALGER FUNDS

Alger International Growth Fund

Alger Mid Cap Growth Fund

Supplement Dated March 28, 2018 to Summary and Statutory Prospectuses

for Classes A, B and C Shares dated March 1, 2018

The following paragraph is added to the section “Principal Investment Strategy” beginning on page 2 of the Alger International Growth Fund summary prospectus, and page 9 of the statutory prospectus.

The Fund generally invests a substantial portion of its assets in a smaller number of issuers.  The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, including the information technology, consumer discretionary, and health care sectors.

The following risks are added to the section “Principal Risks” beginning on page 2 of the Alger International Growth Fund summary prospectus, and page 10 of the statutory prospectus.

Emerging Markets Risk - The Fund may invest in issuers located in emerging countries (such as Brazil, Russia, India and China), and therefore may be exposed to the economies, industries, securities and currency markets of such countries, which may be adversely affected by protectionist trade policies, a slow U.S. economy, political and social instability, regional and global conflicts, terrorism and war, including actions that are contrary to the interests of the U.S.

Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies conducting business within a single sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that has a more  diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small Number of Holdings Risk – Under normal circumstances, the Fund invests in a small number of issuers.  Therefore, the Fund’s performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a higher number of holdings.

The below table deletes and replaces the table under the section “Management” on page 4 of the Alger International Growth Fund summary prospectus and on 13 of the statutory prospectus.

Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund’s Portfolio
Fred Alger Management, Inc.	Gregory Jones Senior Vice President and Portfolio Manager Since March 2018

Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund’s Portfolio
Pragna Shere Senior Vice President and Portfolio Manager Since March 2018

The below table deletes and replaces the table under the section “Management” on page 4 of the Alger Mid Cap Growth Fund summary prospectus and on 20 of the statutory prospectus.

Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund’s Portfolio
Fred Alger Management, Inc.	Dan C. Chung, CFA
Chief Executive Officer
Chief Investment Officer and
Portfolio Manager
Since January 2018
Teresa McRoberts
Senior Vice President, Since February 2013
Senior Analyst and Portfolio Manager, Since February 2015

The section “Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of Portfolio Investments” on page 67 of the statutory prospectus is hereby deleted and replaced with the following.

Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of Portfolio Investments

Fund	Portfolio Managers	Since
Alger Capital Appreciation Fund	Ankur Crawford, Ph.D. Patrick Kelly, CFA	June 2015 September 2004
Alger International Growth Fund	Gregory Jones Pragna Shere	March 2018 March 2018
Alger Mid Cap Growth Fund*	Dan C. Chung, CFA Teresa McRoberts	January 2018 February 2015
Alger SMid Cap Focus Fund	H. George Dai, Ph. D. Joshua D. Bennett, CFA Matthew A. Weatherbie, CFA	March 2017 March 2017 March 2017
Alger Small Cap Growth Fund	Amy Y. Zhang, CFA Dan C. Chung, CFA	February 2015 January 2016
Alger Small Cap Focus Fund	Amy Y. Zhang, CFA	February 2015
Alger Health Sciences Fund	Dan C. Chung, CFA Teresa McRoberts	October 2005 February 2015
Alger Growth & Income Fund	Dan C. Chung, CFA Gregory S. Adams, CFA	January 2011 April 2012

* Mr. Chung, the Manager’s Chief Investment Officer, and Ms. McRoberts are each responsible for the management of a portion of the Fund’s portfolio.  Mr. Chung, for his portion, coordinates and oversees portfolio allocations by members of the Manager’s analyst team for Alger Mid Cap Growth Fund. Each analyst is allocated a percentage of the Fund’s total assets, is responsible for the management of that portion of the Fund’s portfolio, and has such allocation rebalanced on a periodic basis by Mr. Chung.

•                  Mr. Adams has been employed by the Manager since 2006. He became a Senior Vice President and the Director of Quantitative & Risk Management in 2006, and a portfolio manager in 2012. From 2006 through 2012, Mr. Adams was a Senior Analyst.

•                  Mr. Bennett is a Senior Managing Director, Director of Research of Weatherbie. He joined Weatherbie in 2007.

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•                  Mr. Chung has been employed by the Manager since 1994. He became a portfolio manager in 2000, Chief Investment Officer in 2001, President in 2003, and Chief Executive Officer in 2006.

•                  Ms. Crawford has been employed by the Manager since 2004. She became a portfolio manager and a Senior Vice President in 2010. She served as a Vice President and an Analyst from 2007 to 2010, and a Senior Analyst from 2010 to 2016.

•                  Mr. Dai is a Senior Managing Director and Co-Chief Investment Officer of Weatherbie. He joined Weatherbie in 2001.

•                  Mr. Jones has been employed by the Manager since March 2018 as a portfolio manager and a Senior Vice President.  Previously, Mr. Jones was a portfolio manager and analyst at Redwood Investments from 2016 to 2018, and prior to that, was Director of Global Equities, Co-Chief Investment Officer and portfolio manager/analyst at Ashfield Capital Partners.

•                  Mr. Kelly has been employed by the Manager since 1999. He became a portfolio manager in 2004, an Executive Vice President in 2008, and Head of Alger Capital Appreciation and Spectra Strategies in 2015.

•                  Ms. Shere has been employed by the Manager since March 2018 as a portfolio manager and a Senior Vice President.  Previously, Ms. Shere was a portfolio manager and analyst at Redwood Investments from 2016 to 2018, and prior to that, was portfolio manager/analyst at Ashfield Capital Partners.

•                  Ms. McRoberts has been employed by the Manager since 2015 as a Senior Vice President, a Senior Analyst and a Portfolio Manager. Prior to joining the Manager, she was a founder and partner of Bienville Health Science Partners, LP from September 2013 to January 2015. Ms. McRoberts was self-employed from November 2009 to September 2013.

•                  Mr. Weatherbie is President, Chief Executive Officer and Co-Chief Investment Officer of Weatherbie. He founded Weatherbie in 1995.

•                  Ms. Zhang has been employed by the Manager since 2015 as a Senior Vice President and Portfolio Manager. Prior to joining the Manager, she was a Managing Director and Senior Portfolio Manager at Brown Capital Management, Inc. from 2002 to 2015.

The Fund’s Statement of Additional Information provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund securities.

S-IntGthABC 3118

S-Mid Cap ABC 3118

S-TAF Retail 32818

3

THE ALGER FUNDS

Alger International Growth Fund

Alger Mid Cap Growth Fund

Supplement Dated March 28, 2018 to Summary and Statutory Prospectuses

for Classes I and Z Shares dated March 1, 2018

The following paragraph is added to the section “Principal Investment Strategy” beginning on page 2 of the Alger International Growth Fund Class I Shares and Class Z Shares summary prospectuses, and pages 8 and 14 of the statutory prospectus.

The Fund generally invests a substantial portion of its assets in a smaller number of issuers.  The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, including the information technology, consumer discretionary, and health care sectors.

The following risks are added to the section “Principal Risks” beginning on page 2 of the Alger International Growth Fund Class I Shares and Class Z Shares summary prospectuses, and pages 9 and 15 of the statutory prospectus.

Emerging Markets Risk - The Fund may invest in issuers located in emerging countries (such as Brazil, Russia, India and China), and therefore may be exposed to the economies, industries, securities and currency markets of such countries, which may be adversely affected by protectionist trade policies, a slow U.S. economy, political and social instability, regional and global conflicts, terrorism and war, including actions that are contrary to the interests of the U.S.

Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies conducting business within a single sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that has a more  diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small Number of Holdings Risk – Under normal circumstances, the Fund invests in a small number of issuers.  Therefore, the Fund’s performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a higher number of holdings.

The below table deletes and replaces the table under the section “Management” on page 4 of the Alger International Growth Fund Class I Shares and Class Z Shares summary prospectuses, and pages 11 and 17 of the statutory prospectus.

Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund’s Portfolio
Fred Alger Management, Inc.	Gregory Jones Senior Vice President and Portfolio Manager Since March 2018

Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund’s Portfolio
Pragna Shere Senior Vice President and Portfolio Manager Since March 2018

The below table deletes and replaces the table under the section “Management” on page 4 of the Alger Mid Cap Growth Fund Class Z Shares summary prospectus and on page 24 of the statutory prospectus.

Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund’s Portfolio
Fred Alger Management, Inc.	Dan C. Chung, CFA Chief Executive Officer Chief Investment Officer and Portfolio Manager Since January 2018
Teresa McRoberts Senior Vice President, Since February 2013 Senior Analyst and Portfolio Manager, Since February 2015

The section “Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of Portfolio Investments” on pages 99 and 100 of the Class I and Class Z Shares statutory prospectus is hereby deleted and replaced with the following.

Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of Portfolio Investments

Fund	Portfolio Managers	Since
Alger Capital Appreciation Fund	Ankur Crawford, Ph.D. Patrick Kelly, CFA	June 2015 September 2004
Alger International Growth Fund	Gregory Jones Pragna Shere	March 2018 March 2018
Alger Mid Cap Growth Fund*	Dan C. Chung, CFA Teresa McRoberts	January 2018 February 2015
Alger SMid Cap Focus Fund	H. George Dai, Ph. D. Joshua D. Bennett, CFA Matthew A. Weatherbie, CFA	March 2017 March 2017 March 2017
Alger Small Cap Growth Fund	Amy Y. Zhang, CFA Dan C. Chung, CFA	February 2015 January 2016
Alger Small Cap Focus Fund	Amy Y. Zhang, CFA	February 2015
Alger Health Sciences Fund	Dan C. Chung, CFA Teresa McRoberts	October 2005 February 2015
Alger Growth & Income Fund	Dan C. Chung, CFA Gregory S. Adams, CFA	January 2011 April 2012
Alger 25 Fund	Ankur Crawford, Ph.D.	December 2017

* Mr. Chung, the Manager’s Chief Investment Officer, and Ms. McRoberts are each responsible for the management of a portion of the Fund’s portfolio.  Mr. Chung, for his portion, coordinates and oversees portfolio allocations by members of the Manager’s analyst team for Alger Mid Cap Growth Fund. Each analyst is allocated a percentage of the Fund’s total assets, is responsible for the management of that portion of the Fund’s portfolio, and has such allocation rebalanced on a periodic basis by Mr. Chung.

•                  Mr. Adams has been employed by the Manager since 2006. He became a Senior Vice President and the Director of Quantitative & Risk Management in 2006, and a portfolio manager in 2012. From 2006 through 2012, Mr. Adams was a Senior Analyst.

•                  Mr. Bennett is a Senior Managing Director, Director of Research of Weatherbie. He joined Weatherbie in 2007.

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•                  Mr. Chung has been employed by the Manager since 1994. He became a portfolio manager in 2000, Chief Investment Officer in 2001, President in 2003, and Chief Executive Officer in 2006.

•                  Ms. Crawford has been employed by the Manager since 2004. She became a portfolio manager and a Senior Vice President in 2010. She served as a Vice President and an Analyst from 2007 to 2010, and a Senior Analyst from 2010 to 2016.

•                  Mr. Dai is a Senior Managing Director and Co-Chief Investment Officer of Weatherbie. He joined Weatherbie in 2001.

•                  Mr. Jones has been employed by the Manager since March 2018 as a portfolio manager and a Senior Vice President.  Previously, Mr. Jones was a portfolio manager and analyst at Redwood Investments from 2016 to 2018, and prior to that, was Director of Global Equities, Co-Chief Investment Officer and portfolio manager/analyst at Ashfield Capital Partners.

•                  Mr. Kelly has been employed by the Manager since 1999. He became a portfolio manager in 2004, an Executive Vice President in 2008, and Head of Alger Capital Appreciation and Spectra Strategies in 2015.

•                  Ms. Shere has been employed by the Manager since March 2018 as a portfolio manager and a Senior Vice President.  Previously, Ms. Shere was a portfolio manager and analyst at Redwood Investments from 2016 to 2018, and prior to that, was portfolio manager/analyst at Ashfield Capital Partners.

•                  Ms. McRoberts has been employed by the Manager since 2015 as a Senior Vice President, a Senior Analyst and a Portfolio Manager. Prior to joining the Manager, she was a founder and partner of Bienville Health Science Partners, LP from September 2013 to January 2015. Ms. McRoberts was self-employed from November 2009 to September 2013.

•                  Mr. Weatherbie is President, Chief Executive Officer and Co-Chief Investment Officer of Weatherbie. He founded Weatherbie in 1995.

•                  Ms. Zhang has been employed by the Manager since 2015 as a Senior Vice President and Portfolio Manager. Prior to joining the Manager, she was a Managing Director and Senior Portfolio Manager at Brown Capital Management, Inc. from 2002 to 2015.

The Fund’s Statement of Additional Information provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund securities.

S-IntGthIns 31118

S-IntGthZ 31118

S-Mid CapZ 31118

S-TAF-Instl. 32818

3

THE ALGER FUNDS

Supplement Dated March 28, 2018 to Statement of Additional Information

dated March 1, 2018

The sections “Other Account Managed by Portfolio Managers” and “Securities Owned by the Portfolio Managers” on page 37 and 38 of the statement of additional information are hereby deleted and replaced with the following.

Other Accounts Managed by Portfolio Managers

The numbers and assets of other accounts managed by the portfolio managers of the Fund as of October 31, 2017, are as follows.  Except at noted below, no account’s advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Gregory Adams*	4	$253,863,816	3	$70,511,810	11	$12,358,797
Joshua D. Bennettx†	2	$89,012,303	9	$127,045,666	16	$722,938,169
Dan C. Chung*∞	6	$833,338,771	3	$70,511,810	8	$695,672,131
Ankur Crawford	4	$10,228,131,908	8	$1,777,391,266	58	$3,152,596,723
H. George Daix†	2	$89,012,303	9	$127,045,666	16	$722,938,169
Gregory Jones±	1	$28,898,538		—		—
Patrick Kelly*#	4	$10,228,131,908	8	$1,777,391,266	58	$3,152,596,723
Teresa McRoberts	2	$249,397,784		—	1	$1,216,898
Pragna Shere±	1	$28,898,538		—		—
Matthew A. Weatherbie^†	1	$4,957,054	2	$179,169,677	16	$722,938,169
Amy Y. Zhang	2	$418,215,654	1	$46,363,631	1	$3,545,940

*                 The portfolio manager also manages Alger Dynamic Return Fund, a hedge fund included as a pooled investment vehicle. The advisory fee of Alger Dynamic Return Fund is based on the performance of the account, which had assets of approximately $25 million as of October 31, 2017.

x                 The portfolio manager also manages a separate account, included in “Other Accounts,” which may charge additional fees based on the performance of the account. The account had assets of approximately $108 million as of October 31, 2017.

†                 The portfolio manager also manages a private hedge fund, included in “Other Pooled Investment Vehicles,” which may charge additional fees based on the performance of the account. The account had assets of approximately $27 million as of October 31, 2017.

∞               As of March 28, 2018, Dan Chung no longer manages the Alger Global Growth Fund.

±                 The portfolio manager began managing the Alger International Growth Fund on March 28, 2018. Other accounts information is as of February 28, 2018.

^                  The portfolio manager also manages a private hedge fund, included in “Other Pooled Investment Vehicles,” which may charge additional fees based on the performance of the account. The account had assets of approximately $126 million as of October 31, 2017.

#                 The portfolio manager also manages a separate account, included in “Other Accounts,” with advisory fees based on the performance of the account. The account had assets of approximately $187 million as of October 31, 2017.

Securities Owned by the Portfolio Managers

The following table shows each current portfolio manager’s beneficial interest as of December 31, 2017, by dollar range, in the shares of the Fund. The ranges are as follows: A = none; B = $1  — $10,000; C = $10,001  — $50,000; D = $50,001  — $100,000; E = $100,001  — $500,000; F = $500,001  —$1,000,000; G = over $1,000,000.

	Fund	Range
Gregory Adams	Growth & Income	D*
Joshua D. Bennett	SMid Cap Focus	C
Dan C. Chung	Mid Cap Growth Small Cap Growth Health Sciences Growth & Income	E* E A E*
Ankur Crawford	Capital Appreciation Alger 25 Fund	A A
H. George Dai	SMid Cap Focus	C
Gregory Jones [x]	International Growth	A
Patrick Kelly	Capital Appreciation	A
Teresa McRoberts	Mid Cap Growth Health Sciences	E* B
Pragna Shere [x]	International Growth	A
Matthew A. Weatherbie	SMid Cap Growth	D
Amy Y. Zhang	Small Cap Growth Small Cap Focus	D* E*

*                 A portion of these amounts represents vested or unvested shares held in various qualified and non-qualified deferred compensation plans sponsored by the Manager in which the portfolio manager participates. Information provided is based on current valuations of portfolio manager ownership in such plans where obtainable or on initial values (which may increase or decrease) where current valuations are not timely available.

x                   Began managing the Alger International Growth Fund on March 28, 2018. Ownership information is as of February 28, 2018.

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